Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Maturity schedule for the contractual commitments	The maturity schedule for the contractual commitments as of December 31, 2014 is as follows:

(In millions of U.S. dollars)	2015	2016	2017	2018	2019	2020 and thereafter
Newbuildings	454.4	—	—	—	—	—

Operating Leases of Lessee Disclosure	The related operating lease commitments are summarized in the table below:

(In millions of U.S. dollars)	2015	2016	2017	2018	2019	2020 and thereafter
Leased premises	5.1	5.3	5.0	5.0	4.6	12.5